S000107709 [Member] Investment Objectives and Goals - NORTHERN TRUST NEW YORK TAX-EXEMPT BOND ETF	Aug. 21, 2026
Prospectus [Line Items]
Risk/Return [Heading]	NORTHERN TRUST NEW YORK INTERMEDIATE TAX‑EXEMPT BOND ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the ICE New York Intermediate Term Focused Municipal Bond Index (the “Underlying Index”).